Consolidated Balance Sheets - USD ($) $ in Thousands	May 31, 2016	May 31, 2015
Current Assets
Cash and cash equivalents	$ 265,152	$ 174,711
Trade accounts receivable (less allowances of $24,600 and $24,526, respectively)	963,092	956,211
Inventories	685,818	674,205
Deferred income taxes		29,892
Prepaid expenses and other current assets	224,280	264,827
Total current assets	2,138,342	2,099,846
Property, Plant and Equipment, at Cost	1,344,830	1,258,304
Allowance for depreciation	(715,377)	(668,658)
Property, plant and equipment, net	629,453	589,646
Other Assets
Goodwill	1,219,630	1,215,688
Other intangible assets, net of amortization	575,401	604,130
Deferred income taxes, non-current	19,771	5,685
Other	193,444	179,245
Total other assets	2,008,246	2,004,748
Total Assets	4,776,041	4,694,240
Current Liabilities
Accounts payable	500,506	512,165
Current portion of long-term debt	4,713	2,038
Accrued compensation and benefits	183,768	169,370
Accrued losses	35,290	22,016
Other accrued liabilities	277,914	197,647
Total current liabilities	1,002,191	903,236
Long-Term Liabilities
Long-term debt, less current maturities	1,646,332	1,654,037
Other long-term liabilities	702,979	752,821
Deferred income taxes	49,791	90,681
Total long-term liabilities	2,399,102	2,497,539
Commitments and contingencies (Note N)
Stockholders' Equity
Preferred stock, par value $0.01; authorized 50,000 shares; none issued
Common stock, par value $0.01; authorized 300,000 shares; issued 140,195 and outstanding 132,944 as of May 2016; issued 138,828 and outstanding 133,203 as of May 2015	1,329	1,332
Paid-in capital	921,956	872,127
Treasury stock, at cost	(196,274)	(124,928)
Accumulated other comprehensive (loss)	(502,047)	(394,135)
Retained earnings	1,147,371	936,996
Total RPM International Inc. stockholders' equity	1,372,335	1,291,392
Noncontrolling Interest	2,413	2,073
Total equity	1,374,748	1,293,465
Total Liabilities and Stockholders' Equity	$ 4,776,041	$ 4,694,240